Note 7 - Leases (Details Textual) xbrli-pure in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Lease, Expense	$ 98,000	$ 165,000	$ 115,000	$ 232,000	$ 225,000
Finance Lease, Liability, Total	$ 0	$ 0
Lessee, Operating Lease, Not yet Commenced	0	0
Lessee, Finance Lease, Not yet Commenced	0	0
Sublease Income		$ 42,000